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                                                             OMB APPROVAL
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                                                    OMB Number:        3235-0006
                      UNITED STATES                 Expires:   February 28, 1997
           SECURITIES AND EXCHANGE COMMISSION       Estimated average burden
                 WASHINGTON, D.C. 20549             hours per response.... 24.60
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                                                             SEC USE ONLY
                        FORM 13F                    ----------------------------

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       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended September 30, 2000.

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               (Please read instructions before preparing form.)
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If amended report check here: / /

GENESIS CAPITAL MANAGEMENT, L.P.
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Name of Institutional Investment Manager

909 MONTGOMERY STREET, SUITE 500           SAN FRANCISCO       CA         94133
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Business Address       (Street)              (City)          (State)       (Zip)


GAIL P. SENECA            415-486-6725              PRESIDENT
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Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


------------------------------ATTENTION-----------------------------------------
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
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     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Francisco and State of California on the 24 day of October, 2000.


                                           GENESIS CAPITAL MANAGEMENT L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                                /s/ Gail P. Seneca
                                      ------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                                 13F File No.:   Name:                                 13F File No.:
------------------------------------  -------------   ------------------------------------  -------------
1.                                                    6.
------------------------------------  -------------   ------------------------------------  -------------
2.                                                    7.
------------------------------------  -------------   ------------------------------------  -------------
3.                                                    8.
------------------------------------  -------------   ------------------------------------  -------------
4.                                                    9.
------------------------------------  -------------   ------------------------------------  -------------
5.                                                    10.
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

                                                                 SEC 1685 (5/91)
                Copyright (C) 1992. NRS Systems, Inc. (Portion of Software Only)

Seneca Capital Management LLC
FORM 13F
Gen Cap 3Q
September 30, 2000

                                                                                                    Voting Authority
                                                                                                    ----------------
                                 Title of                Value     Shares/   Sh/   Put/   Invstmt    Other
Name of Issuer                    class       CUSIP     (x$1000)   Prn Amt   Prn   Call   Dscretn   Managers    Sole   Shared   None
------------------------------   --------   ---------   --------   -------   ---   ----   -------   --------    ----   ------   ----

Advanced Fibre Communications    COM        00754A105       1619     42740   SH           Defined                       42740
Agile Software Corp-Del          COM        00846X105       1622     18040   SH           Defined                       18040
Allergan Inc                     COM        018490102       3109     36820   SH           Defined                       36820
Altera Corp                      COM        021441100        239      5010   SH           Defined                        5010
American Express Co              COM        025816109       1922     31640   SH           Defined                       31640
Applied Materials  Inc           COM        038222105       1470     24790   SH           Defined                       24790
Avery Dennison Corp              COM        053611109       1023     22050   SH           Defined                       22050
Bed Bath & Beyond Inc            COM        075896100       2373     97290   SH           Defined                       97290
CVS Corp                         COM        126650100       1281     27670   SH           Defined                       27670
Capital One Financial Corp       COM        14040H105       3293     47000   SH           Defined                       47000
Chartered Semiconductor Mfg LT   COM        16133R106       1852     30520   SH           Defined                       30520
Cisco Systems Inc                COM        17275R102       1811     32780   SH           Defined                       32780
Citigroup Inc                    COM        172967101       2836     52465   SH           Defined                       52465
Clear Channels Communications    COM        184502102       1514     26797   SH           Defined                       26797
Coca Cola Co                     COM        191216100       1578     28620   SH           Defined                       28620
Convergys Corp                   COM        212485106       2232     57420   SH           Defined                       57420
Copper Mountain Networks Inc     COM        217510106        214      5710   SH           Defined                        5710
Corning Inc                      COM        219350105       1874      6310   SH           Defined                        6310
Credence Systems Corp            COM        225302108       1398     46600   SH           Defined                       46600
Crown Castle Int'l Corp          COM        228227104       2425     78060   SH           Defined                       78060
Diamond Offshore Drilling Inc    COM        25271C102       1812     44190   SH           Defined                       44190
Duke Energy Corp                 COM        264399106       1291     15060   SH           Defined                       15060
Dynegy Inc-CL A                  COM        26816Q101       2751     48260   SH           Defined                       48260
Echostar Communications Corp N   COM        278762109       3150     59710   SH           Defined                       59710

El Paso Energy Corp              COM        283905107       2192     35570   SH           Defined                       35570
Emerson Electric Co              COM        291011104        351      5240   SH           Defined                        5240
Enron Corp                       COM        293561106        340      3880   SH           Defined                        3880
Extreme Networks Inc             COM        30226D106       3437     30020   SH           Defined                       30020
Fairchild Semicon Intl CL A      COM        303726103       1614     57370   SH           Defined                       57370
Flextronics International Ltd    COM        Y2573F102        313      3810   SH           Defined                        3810
Forest Labs Inc                  COM        345838106       2614     22790   SH           Defined                       22790
General Electric Co              COM        369604103       2521     43700   SH           Defined                       43700
General Motors Corp Class H      COM        370442832       2461     66200   SH           Defined                       66200
Guidant Corp                     COM        401698105       2041     28880   SH           Defined                       28880
HCA - The Healthcare Company     COM        404119109       1878     50590   SH           Defined                       50590
Halliburton Company              COM        406216101       1750     35755   SH           Defined                       35755
Hershey Foods Corp               COM        427866108       2352     43460   SH           Defined                       43460
Intel Corp                       COM        458140100       1619     38950   SH           Defined                       38950
International Business Machine   COM        459200101       1875     16670   SH           Defined                       16670
International Rectifier Corp     COM        460254105       1971     39030   SH           Defined                       39030
Johnson & Johnson                COM        478160104       2033     21645   SH           Defined                       21645
Lowe's Cos Inc                   COM        548661107       1786     39800   SH           Defined                       39800
MBNA Corp                        COM        55262L100       2382     61880   SH           Defined                       61880
MGIC Investment Corp             COM        552848103       3136     51300   SH           Defined                       51300
McData Corporation               COM        580031102       1516     12340   SH           Defined                       12340
Mellon Financial Corp            COM        58551A108       1918     41365   SH           Defined                       41365
Merck & Co                       COM        589331107       2239     30080   SH           Defined                       30080
Mercury Interactive Corp         COM        589405109       3607     23010   SH           Defined                       23010
Morgan Stanley Dean Witter & C   COM        617446448       1761     19260   SH           Defined                       19260
NDS Group Plc-Spons ADR          COM        628891103       1397     18140   SH           Defined                       18140
Nabors Industries                COM        629568106       2069     39490   SH           Defined                       39490
Nextel Communications Inc Cl A   COM        65332V103       2237     47840   SH           Defined                       47840
Nextel Partners Inc-Cl A         COM        65333F107       1631     56000   SH           Defined                       56000
Nortel Networks Corp             COM        656568102       1287     21610   SH           Defined                       21610
Palm Inc                         COM        696642107       1220     23040   SH           Defined                       23040
Perkinelmer Inc                  COM        714046109       3486     33400   SH           Defined                       33400
Pfizer Inc                       COM        717081103       2210     49180   SH           Defined                       49180
Powerwave Technologies Inc       COM        739363109       1320     34770   SH           Defined                       34770
SBC Communications Inc           COM        78387G103       2310     46200   SH           Defined                       46200

SPX Corp                         COM        784635104       2764     19470   SH           Defined                       19470
STMicroelectronics NV            COM        861012102        671     14080   SH           Defined                       14080
Santa Fe International Corp      COM        G7805C108       2282     50647   SH           Defined                       50647
Scientific-Atlanta Inc           COM        808655104       4316     67840   SH           Defined                       67840
Southern Energy Inc              COM        842816100        642     20460   SH           Defined                       20460
Spectrasite Holdings Inc         COM        84760T100       1254     67570   SH           Defined                       67570
Sun Microsystems Inc             COM        866810104       1832     15690   SH           Defined                       15690
Tenet Healthcare Corporation     COM        88033G100       3295     90580   SH           Defined                       90580
Tut Systems Inc.                 COM        901103101       1699     19680   SH           Defined                       19680
Tycom LTD                        COM        G9144B106       1897     49430   SH           Defined                       49430
Valero Energy Corp               COM        91913Y100       1977     56180   SH           Defined                       56180
Walmart Stores Inc               COM        931142103       1468     30500   SH           Defined                       30500
Waters Corp                      COM        941848103        364      4090   SH           Defined                        4090
Weatherford International        COM        947074100       2417     56210   SH           Defined                       56210
Xilinx Inc                       COM        983919101        319      3730   SH           Defined                        3730
REPORT SUMMARY                          74 DATA RECORDS   140762         0     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED